Schedule of Derivative Instruments (Details) (USD $)	6 Months Ended
Jul. 31, 2014
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 1	$ 20,858,300
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 2	241,618
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 3	13,039,400
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 4	0
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 5	33,897,700
Derivative Financial Instruments Schedule Of Derivative Liabilities At Fair Value 6	$ 241,618